Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) (USD $)	3 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended
	Apr. 30, 2015	Dec. 31, 2014	Jan. 31, 2015	May 15, 2014	Apr. 01, 2015
Temporary Equity [Line Items]
Proceeds from warrant exercises	$ 1,412,000
Incremental fair value of warrants	436,000
Adjustment to paid-in capital, warrant fair value		204,000
Series A Warrant | Actual
Temporary Equity [Line Items]
Warrants exercise price	$ 2.50
Series A Warrant | Previously Reported
Temporary Equity [Line Items]
Warrants exercise price	$ 3.70
Series A Warrant | Warrant
Temporary Equity [Line Items]
Number of shares of common stock subject to warrant	1,661,055	2,042,583
Warrants exercise price		$ 3.70
Adjustment to paid-in capital, warrant fair value			845,000
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Dividend rate	0.00%		0.00%
Risk-free rate	1.60%
Contractual term			5 years
Expected volatility	85.90%		88.80%
Series A Warrant | Warrant | Minimum
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Risk-free rate			1.60%
Contractual term	4 years
Series A Warrant | Warrant | Maximum
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Risk-free rate			4.00%
Contractual term	5 years
Service Provider Warrant | Warrant
Temporary Equity [Line Items]
Number of shares of common stock subject to warrant				316,395
Warrants exercise price				$ 2.035
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Warrant expense				99,000
Convertible Debt Warrant | Warrant
Temporary Equity [Line Items]
Number of shares of common stock subject to warrant	343,559
Warrants exercise price	$ 1.85
Adjustment to paid-in capital, warrant fair value	105,000
Convertible Debt Warrant | Warrant
Temporary Equity [Line Items]
Number of shares of common stock subject to warrant		343,559
Warrants exercise price		$ 1.85
Adjustment to paid-in capital, warrant fair value		105,000
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Dividend rate		0.00%
Risk-free rate		1.60%
Contractual term		5 years
Expected volatility		88.80%
Series A Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Number of shares sold		4,207,987
Price per share		$ 1.85
Gross proceeds from issuance		7,500,000
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Number of shares required to obtain Board representation	500,000		500,000
Period of time for listing	3 years		3 years
Issuance covenant, Required number of Board of Director members	5		5
Issuance covenant, Number of Board Of Director members appointed by qualified subscribers	1		1
Series A Convertible Redeemable Preferred Stock | Minimum
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Percentage of shares outstanding required to obtain Board representation	30.00%		30.00%
Series A Convertible Redeemable Preferred Stock | Subscription Agreement
Temporary Equity [Line Items]
Number of shares sold		4,207,987
Series A Convertible Redeemable Preferred Stock | Series A Warrant
Temporary Equity [Line Items]
Number of purchasers of stock		47
Common Stock | Series A Warrant
Temporary Equity [Line Items]
Number of shares of common stock subject to warrant					564,662
Proceeds from warrant exercises					1,411,655
Incremental fair value of warrants					$ 436,000